EARNINGS PER SHARE - Basic and Diluted Earnings Per Share (Detail) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income (loss) attributable to Holdings per common share:
Basic (in dollars per share)	$ (0.89)	$ 0.02	$ (0.21)	$ 0.63	$ 1.49	$ 2.24	$ 0.58
Diluted (in dollars per share)	$ (0.89)	$ 0.02	$ (0.21)	$ 0.63	$ 1.48	$ 2.24	$ 0.58